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November 27, 2007

Mr. Daniel L. Gordon

Branch Chief

United States Securities and Exchange Commission

Division of Corporate Finance

Mail Stop 4561

Washington, D.C. 20549

Dear Mr. Gordon:

In response to your letter of November 7, 2007 regarding:

SPAR Group, Inc.
Form 10-K for the period ended December 31, 2006
Filed April 2, 2007
File No. 0-27408

As per your request, attached is the FIN 46(R) analysis that we performed to determine that our Japan and China subsidiaries are variable interest entities and SPAR Group, Inc. is the primary beneficiary.

Hopefully the above satisfies any questions you may have. If you have further questions, please contact me at 914-332-4100.

Sincerely,

/s/ Charles Cimitile

Charles Cimitile

Chief Financial Officer

Using Tomorrow’s Tools to Solve Today’s Challenges

SPAR Group, Inc. Corporate Office * 555 White Plains Road, Suite 250 * Tarrytown NY 10591-5198

Phone 914.332.4111 * Fax 914.332.0741 * Website: www.sparinc.com